ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS

3. ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS

Disposal of businesses in Russia and certain international markets in 2024

As disclosed in Note 1, in 2024 the Company sold all of the Group’s businesses in Russia and related businesses in certain international markets. The transaction was implemented in two closings. The first closing occurred on May 17, 2024, at which the Company sold a controlling stake of 68% in the Divested Businesses; the second closing occurred on July 12, 2024, at which the Company sold the remaining stake. The Divestment represents a strategic shift in the Company’s operations, and as such the Divested Businesses are reported as discontinued operations as defined by ASC 205-20-45.

In accordance with ASC 810-10-40, “Consolidation — Overall – Derecognition - Deconsolidation of a Subsidiary or Derecognition of a Group of Assets,” a parent company must deconsolidate a subsidiary as of the date the parent ceases to have a controlling interest in that subsidiary and recognize a gain or loss in net income at that time. The Company deconsolidated the disposal group from its consolidated financial statements on May 17, 2024, after the first closing when the Company lost a controlling interest in the Divested Businesses and recognized a loss on the disposal of discontinued operations totaling $784.6. Loss from disposal represents both the impairment of the held-for-sale component in the amount of $501.7, the result of the deconsolidation in the amount of $270.4 as of the date of the first closing of the Divestment and transaction costs to sell the divested component in the amount of $12.5.

In connection with the deconsolidation, the Company reclassified the accumulated other comprehensive loss from equity to earnings as a result of the change in reporting currency and attributable to the Divested Businesses. Prior to and in anticipation of the first closing, the Company effected the sale of approximately 14.1 million shares (or 4% of the outstanding shares) of IPJC Yandex to another subsidiary within the disposal perimeter for use in the equity incentive pool of the disposal perimeter, in consideration for approximately $208.0 in cash. The transaction did not result in a change of economic ownership of disposed business prior to the Divestment transaction.

The following table provides details of the consideration received for the Divestment:

	Class A shares	Fair value of Class A shares received	Cash part of consideration	Total
1st closing	67,632,122	931.1	2,458.1	3,389.2
2nd closing	94,853,603	1,355.3	184.2	1,539.5
Total	162,485,725	2,286.4	2,642.3	4,928.7

As of May 17, 2024 the Group deconsolidated $ 1,174.9 of cash and cash equivalents related to Discontinued Operations.

The following is a summary of the assets and liabilities that were deconsolidated effective May 17, 2024, as a result of the first closing of the Divestment, and a reconciliation of the assets and liabilities disclosed in the notes to financial statements that are presented as discontinued operations on the consolidated balance sheet as of December 31, 2023:

December 31, 2023
ASSETS
Cash and cash equivalents	960.0
Accounts receivable, net	948.1
Sales financing receivable	244.4
Prepaid expenses	192.3
Inventory	236.7
Funds receivable	145.6
VAT reclaimable	313.5
Other current assets	248.9
Total current assets from discontinued operations	3,289.5
Property and equipment	2,029.6
Operating lease right-of-use assets	377.4
Intangible assets	311.7
Content assets	296.9
Goodwill	1,592.6
Equity method investments	1.7
Investments in non-marketable equity securities	1.6
Deferred tax assets	104.5
Other non-current assets	319.9
Total non-current assets from discontinued operations	5,035.9
TOTAL ASSETS FROM DISCONTINUED OPERATIONS	8,325.4
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable, accrued and other liabilities	2,097.7
Debt, current portion	1,019.5
Income and non-income taxes payable	427.0
Deferred revenue	246.8
Total current liabilities from discontinued operations	3,791.0
Debt, non-current portion	551.2
Deferred tax liabilities	127.8
Operating lease liabilities	275.2
Finance lease liabilities	307.7
Other accrued liabilities	319.0
Total non-current liabilities from discontinued operations	1,580.9
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS	5,371.9

The Company reclassified the following operations to discontinued operations for the years ended December 31, 2022, 2023 and 2024, respectively.

	Year ended December 31,
	2022	2023	2024
Revenues	7,916.8	9,344.8	3,848.5
Operating costs and expenses:
Cost of revenues	3,498.4	4,193.7	1,588.8
Product development	1,015.7	1,099.5	433.6
Sales, general and administrative	2,522.9	2,878.1	1,143.4
Depreciation and amortization	436.4	440.5	89.3
Goodwill impairment	-	84.3	1.6
Total operating costs and expenses	7,473.4	8,696.1	3,256.7
Income/(loss) from discontinued operations	443.4	648.7	591.8
Interest income	68.7	62.7	33.70
Interest expense	(51.2)	(122.6)	(80.60)
Gain on restructuring of convertible debt	177.4	—	—
Effect of the News and Zen deconsolidation	629.3	—	—
Income/(loss) from equity method investments	0.2	(6.4)	(0.5)
Other income/(loss), net	134.4	264.1	13.2
Income/(loss) from discontinued operations before income tax expense	1,402.2	846.5	557.6
Income tax expense	351.5	239.1	79.9
Net income from discontinued operations, net of tax	1,050.7	607.4	477.7

Results of discontinued operations for the year ended December 31, 2024 were consolidated until the date of the first closing of the Divestment, at which the Company sold a controlling stake in the Divested Businesses. The Group ceased depreciation and amortization of long-lived assets related to discontinued operations as of March 7, 2024, the date of shareholder approval of the Divestment, upon satisfaction of held-for-sale criteria.

Following the first closing of the Divestment, the Company held a remaining interest of approximately 28% in the Divested Businesses. This investment was subject to revaluation due to RUB / USD exchange rate fluctuations. Result of revaluation of the investment in these businesses in the amount of $59.0 was presented within Net income/(loss) from discontinued operations in the consolidated statement of operations.

Substantially all of the Group’s consolidated debt before the Divestment was assumed by the buyer. As a consequence, interest expense incurred in all periods presented was allocated to the results of discontinued operations.

After the Divestment, the Company does not have any continuing involvement in the Divested Businesses.

Acquisitions in 2023

Acquisition of Uber’s remaining interest in MLU B.V.

On April 21, 2023, the Company entered into an agreement with Uber NL Holdings 1 B.V. (“Uber”), a subsidiary of Uber Technologies Inc., and on the same day acquired Uber’s entire remaining 29% interest in MLU B.V., a mobility joint venture, for consideration in cash of $702.5.

In order to account for the equity ownership changes contemplated by the transaction, the Group reduced the amount of the non-controlling interest and additional paid-in capital by $280.0 and $320.2, respectively, and increased the amount of the accumulated other comprehensive loss by $102.5 (Note 4). After the closing date, no earnings are allocated to the noncontrolling interest.

The transaction related to the Divested Businesses.

Acquisitions and disposals in 2022

News and Zen divestment and acquisition of Delivery Club

On August 22, 2022, the Group entered into a binding agreement with VK to sell its news aggregation platform and Zen, the Group’s infotainment service, (together, “News and Zen”) as well as to acquire 100% of the shares of Delivery Club LLC (“Delivery Club”), one of the leading food and grocery delivery services in Russia. On September 8, 2022, the Group completed its acquisition of 100% of Delivery Club and on September 12, 2022, the Group completed the sale of News and Zen. The transaction marked a strategic decision to exit from media businesses (other than entertainment streaming). The Group accounted for the acquisition as a business combination.

The non-cash consideration transferred to acquire Delivery Club amounted to $638.7 (RUB 38,620 at exchange rate as of September 12, 2022), representing the fair value of News and Zen. As a result of the News and Zen deconsolidation, a gain in the amount of $629.3 (RUB 38,051 at exchange rate as of September 12, 2022) was recognized for the difference between carrying value and fair value of the net assets of the News and Zen businesses.

The goodwill of $277.8 (RUB 24,919 at exchange rate as of December 31, 2023) related to the Divested Businesses. Results of Delivery Club after acquisition are included in the Group’s net income from discontinued operations in the consolidated statement of operations and goodwill were included in non-current assets of discontinued operations in the consolidated balance sheets as of December 31, 2023.

The transaction related to the Divested Businesses.